Document and Entity Information	Jan. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-41793
Entity Registrant Name	Revelyst, Inc.
Entity Central Index Key	0001943705
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-3763984
Entity Address, Address Line One	P.O. Box 1411
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02901
City Area Code	763
Local Phone Number	634-8945
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	GEAR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false